UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21656

Name of Fund:  BlackRock Energy and Resources Trust (BGR)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Energy and Resources Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Energy and Resources Trust (BGR)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 8.8%
Halliburton Co. (a)	146,900	$5,247,268
Schlumberger Ltd. (a)	437,224	32,245,270

		37,492,538
Oil, Gas & Consumable Fuels — 91.6%
Anadarko Petroleum Corp. (a)	288,683	13,443,964
BP PLC	3,636,000	18,192,173
Cabot Oil & Gas Corp. (a)(b)	385,100	8,745,621
Cairn Energy PLC (c)	2,304,528	6,601,219
California Resources Corp.	27,410	28,232
Carrizo Oil & Gas, Inc. (a)(c)	80,700	2,495,244
Chevron Corp. (a)	290,000	27,666,000
Cimarex Energy Co. (a)	118,150	11,492,452
ConocoPhillips (a)	527,050	21,224,304
Devon Energy Corp. (a)	282,000	7,738,080
Enbridge, Inc. (a)	282,200	10,985,973
Encana Corp. (a)	788,700	4,809,628
Eni SpA	533,450	8,056,550
EOG Resources, Inc. (a)	253,500	18,399,030
EQT Corp.	162,300	10,916,298
Exxon Mobil Corp. (a)(b)	513,700	42,940,183
Hess Corp. (a)	259,400	13,657,410
Kosmos Energy Ltd. (c)	728,007	4,237,001
Lundin Petroleum AB (c)	251,077	4,244,035
Marathon Oil Corp. (a)	812,650	9,052,921
Noble Energy, Inc. (a)	206,692	6,492,196
Occidental Petroleum Corp. (a)	292,800	20,036,304
Oil Search Ltd.	1,648,963	8,586,810
Phillips 66 (a)	210,800	18,253,172
Pioneer Natural Resources Co. (a)	97,700	13,750,298

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, A Shares	632,071	$15,261,921
Royal Dutch Shell PLC, A Shares — ADR (a)	561,000	27,180,450
Tesoro Corp. (a)	48,950	4,210,190
TOTAL SA	312,170	14,204,185
TransCanada Corp. (a)	194,800	7,658,509
Valero Energy Corp. (a)	171,550	11,003,217

		391,563,570
Total Long-Term Investments (Cost — $476,788,634) — 100.4%		429,056,108

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (d)(e)	3,369,886	3,369,886
Total Short-Term Securities (Cost — $3,369,886) — 0.8%		3,369,886
Total Investments Before Options Written (Cost — $480,158,520*) — 101.2%		432,425,994

Options Written
(Premiums Received — $4,169,823) — (1.1)%		(4,677,513)
Total Investments Net of Options Written — 100.1%		427,748,481
Liabilities in Excess of Other Assets — (0.1)%		(538,521)

Net Assets — 100.0%		$427,209,960

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$487,041,843

Gross unrealized appreciation	$12,718,584
Gross unrealized depreciation	(67,334,433)

Netunrealized depreciation	$(54,615,849)

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Current yield as of period end.

Portfolio Abbreviations

ADR	American Depositary Receipt	EUR	Euro	SEK	Swedish Krona
AUD	Australian Dollar	GBP	British Pound	USD	U.S. Dollar
CAD	Canadian Dollar

MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

(e)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Net Activity	Shares Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,394,590	(2,024,704)	3,369,886	$8,046
BlackRock Liquidity Series, LLC Money Market Series	$ 944,554	$ (944,554)	—	$1,031	[1]
Total				$9,077

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Anadarko Petroleum Corp.	Call	4/01/16	USD	47.00	313	$(12,364)
Chevron Corp.	Call	4/01/16	USD	91.00	62	(27,125)
ConocoPhillips	Call	4/01/16	USD	41.00	192	(2,208)
Exxon Mobil Corp.	Call	4/01/16	USD	81.00	79	(21,804)
Exxon Mobil Corp.	Call	4/01/16	USD	81.50	185	(39,775)
Phillips 66	Call	4/01/16	USD	84.00	257	(71,960)
Phillips 66	Call	4/01/16	USD	86.00	74	(7,030)
Schlumberger Ltd.	Call	4/01/16	USD	74.50	203	(2,842)
Tesoro Corp.	Call	4/01/16	USD	90.50	60	(180)
Valero Energy Corp.	Call	4/01/16	USD	66.00	62	(248)
Valero Energy Corp.	Call	4/01/16	USD	66.50	110	(440)
Cimarex Energy Co.	Call	4/04/16	USD	89.00	205	(170,544)
Anadarko Petroleum Corp.	Call	4/08/16	USD	45.00	313	(73,242)
Chevron Corp.	Call	4/08/16	USD	90.00	275	(152,625)
ConocoPhillips	Call	4/08/16	USD	42.50	444	(8,436)
ConocoPhillips	Call	4/08/16	USD	45.00	64	(1,536)
EOG Resources, Inc.	Call	4/08/16	USD	77.00	141	(3,596)
Hess Corp.	Call	4/08/16	USD	45.00	142	(111,470)
Marathon Oil Corp.	Call	4/08/16	USD	9.50	1,700	(288,150)
Occidental Petroleum Corp.	Call	4/08/16	USD	75.00	342	(1,710)
Phillips 66	Call	4/08/16	USD	83.00	74	(31,450)
Phillips 66	Call	4/08/16	USD	90.00	75	(2,062)
Pioneer Natural Resources Co.	Call	4/08/16	USD	131.00	121	(124,025)
Schlumberger Ltd.	Call	4/08/16	USD	75.00	234	(10,764)
Schlumberger Ltd.	Call	4/08/16	USD	76.00	187	(4,020)
Tesoro Corp.	Call	4/08/16	USD	90.00	51	(3,596)
Valero Energy Corp.	Call	4/08/16	USD	67.00	110	(2,640)
Valero Energy Corp.	Call	4/08/16	USD	68.00	12	(144)
Anadarko Petroleum Corp.	Call	4/15/16	USD	47.50	70	(10,290)
Cabot Oil & Gas Corp.	Call	4/15/16	USD	22.50	750	(69,375)
Carrizo Oil & Gas, Inc.	Call	4/15/16	USD	27.50	172	(72,240)
Carrizo Oil & Gas, Inc.	Call	4/15/16	USD	35.00	73	(3,102)
Chevron Corp.	Call	4/15/16	USD	92.50	403	(145,080)
ConocoPhillips	Call	4/15/16	USD	42.50	222	(10,212)
ConocoPhillips	Call	4/15/16	USD	45.00	127	(1,397)
EOG Resources, Inc.	Call	4/15/16	USD	77.50	100	(4,300)
Exxon Mobil Corp.	Call	4/15/16	USD	82.50	557	(107,223)
Exxon Mobil Corp.	Call	4/15/16	USD	85.00	100	(5,650)
Halliburton Co.	Call	4/15/16	USD	35.00	86	(11,395)
Noble Energy, Inc.	Call	4/15/16	USD	35.00	240	(3,000)
Occidental Petroleum Corp.	Call	4/15/16	USD	70.00	341	(23,529)
Royal Dutch Shell PLC, A Shares — ADR	Call	4/15/16	USD	50.00	251	(10,668)
Schlumberger Ltd.	Call	4/15/16	USD	75.00	121	(9,378)

2	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Tesoro Corp.	Call	4/15/16	USD	95.00	60	$(2,280)
Valero Energy Corp.	Call	4/15/16	USD	67.50	75	(3,375)
Valero Energy Corp.	Call	4/15/16	USD	68.00	46	(1,656)
Anadarko Petroleum Corp.	Call	4/22/16	USD	55.00	70	(1,750)
ConocoPhillips	Call	4/22/16	USD	43.50	445	(19,358)
EOG Resources, Inc.	Call	4/22/16	USD	80.00	137	(4,795)
Exxon Mobil Corp.	Call	4/22/16	USD	83.00	480	(90,240)
Exxon Mobil Corp.	Call	4/22/16	USD	86.00	100	(4,850)
Halliburton Co.	Call	4/22/16	USD	34.50	170	(31,535)
Hess Corp.	Call	4/22/16	USD	48.00	211	(113,940)
Phillips 66	Call	4/22/16	USD	89.50	257	(28,270)
Schlumberger Ltd.	Call	4/22/16	USD	76.50	159	(12,879)
Valero Energy Corp.	Call	4/22/16	USD	68.00	93	(5,301)
Anadarko Petroleum Corp.	Call	4/29/16	USD	48.50	122	(22,326)
ConocoPhillips	Call	4/29/16	USD	43.50	222	(16,206)
Devon Energy Corp.	Call	4/29/16	USD	31.00	250	(17,875)
EOG Resources, Inc.	Call	4/29/16	USD	80.00	210	(11,550)
Exxon Mobil Corp.	Call	4/29/16	USD	84.00	93	(15,438)
Halliburton Co.	Call	4/29/16	USD	35.50	86	(12,513)
Hess Corp.	Call	4/29/16	USD	57.50	13	(1,046)
Schlumberger Ltd.	Call	4/29/16	USD	75.50	102	(14,025)
Schlumberger Ltd.	Call	4/29/16	USD	77.50	187	(13,558)
Valero Energy Corp.	Call	4/29/16	USD	69.00	93	(5,254)
ConocoPhillips	Call	5/06/16	USD	41.00	128	(21,952)
Exxon Mobil Corp.	Call	5/06/16	USD	84.50	93	(14,880)
Halliburton Co.	Call	5/06/16	USD	36.50	172	(19,006)
Hess Corp.	Call	5/06/16	USD	57.00	130	(14,950)
Marathon Oil Corp.	Call	5/06/16	USD	13.00	1,700	(59,500)
Pioneer Natural Resources Co.	Call	5/06/16	USD	144.00	101	(56,560)
Schlumberger Ltd.	Call	5/06/16	USD	75.00	236	(42,362)
Schlumberger Ltd.	Call	5/13/16	USD	76.00	102	(15,861)
Anadarko Petroleum Corp.	Call	5/20/16	USD	50.00	122	(25,498)
Carrizo Oil & Gas, Inc.	Call	5/20/16	USD	37.50	37	(3,515)
Chevron Corp.	Call	5/20/16	USD	95.51	275	(77,595)
Enbridge, Inc.	Call	5/20/16	CAD	52.00	393	(34,648)
Encana Corp.	Call	5/20/16	CAD	10.00	750	(15,592)
EOG Resources, Inc.	Call	5/20/16	USD	77.50	150	(28,950)
Exxon Mobil Corp.	Call	5/20/16	USD	82.50	111	(31,968)
Hess Corp.	Call	5/20/16	USD	50.00	211	(104,972)
Occidental Petroleum Corp.	Call	5/20/16	USD	70.00	341	(62,915)
Pioneer Natural Resources Co.	Call	5/20/16	USD	140.00	120	(102,600)
TransCanada Corp.	Call	5/20/16	CAD	50.00	225	(36,035)
Hess Corp.	Call	6/17/16	USD	55.00	200	(58,700)
Total						$(2,940,904)

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
BP PLC	Call	Credit Suisse International	4/05/16	GBP	3.50	200,000	$(11,830)
Cairn Energy PLC	Call	Morgan Stanley & Co. International PLC	4/05/16	GBP	1.48	120,000	(87,934)
Lundin Petroleum AB	Call	Credit Suisse International	4/05/16	SEK	133.83	44,000	(21,554)
BP PLC	Call	Credit Suisse International	4/08/16	GBP	3.56	200,000	(6,653)
Royal Dutch Shell PLC, A Shares — ADR	Call	Citibank N.A.	4/08/16	USD	48.41	57,500	(47,197)
Enbridge, Inc.	Call	UBS AG	4/11/16	CAD	44.95	29,800	(129,517)
Lundin Petroleum AB	Call	Credit Suisse International	4/12/16	SEK	133.83	44,000	(25,168)
BP PLC	Call	Goldman Sachs International	4/13/16	GBP	3.71	200,000	(2,284)
Oil Search Ltd.	Call	Citibank N.A.	4/13/16	AUD	7.14	364,000	(16,134)
Cairn Energy PLC	Call	Credit Suisse International	4/20/16	GBP	1.44	97,000	(76,670)
Eni SpA	Call	Goldman Sachs International	4/20/16	EUR	14.09	12,700	(765)
BP PLC	Call	Deutsche Bank AG	4/21/16	GBP	3.55	200,000	(15,466)
Enbridge, Inc.	Call	UBS AG	4/25/16	CAD	44.95	29,800	(133,844)
Eni SpA	Call	Citibank N.A.	4/26/16	EUR	12.57	174,000	(171,921)
BP PLC	Call	Deutsche Bank AG	4/27/16	GBP	3.72	272,000	(13,394)

MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Energy and Resources Trust (BGR)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
TOTAL SA	Call	Morgan Stanley & Co. International PLC	4/27/16	EUR	42.62	43,300	$(11,442)
Cairn Energy PLC	Call	Credit Suisse International	4/28/16	GBP	1.46	97,000	(74,893)
Noble Energy, Inc.	Call	Deutsche Bank AG	4/29/16	USD	35.93	12,000	(2,762)
TransCanada Corp.	Call	Morgan Stanley & Co. International PLC	4/29/16	CAD	50.49	22,600	(22,834)
TOTAL SA	Call	Credit Suisse International	5/03/16	EUR	41.62	66,000	(44,212)
Royal Dutch Shell PLC, A Shares	Call	Morgan Stanley & Co. International PLC	5/04/16	GBP	17.47	110,700	(44,388)
Cimarex Energy Co.	Call	Bank of America N.A.	5/05/16	USD	102.90	21,000	(57,336)
Cabot Oil & Gas Corp.	Call	Citibank N.A.	5/06/16	USD	23.00	30,000	(37,549)
BP PLC	Call	Citibank N.A.	5/10/16	GBP	3.70	200,000	(9,508)
EQT Corp.	Call	JPMorgan Chase Bank N.A.	5/10/16	USD	66.98	28,500	(104,512)
Cairn Energy PLC	Call	Morgan Stanley & Co. International PLC	5/11/16	GBP	1.63	75,000	(41,006)
Royal Dutch Shell PLC, A Shares	Call	UBS AG	5/12/16	GBP	17.65	110,700	(41,296)
Oil Search Ltd.	Call	JPMorgan Chase Bank N.A.	5/13/16	AUD	7.30	213,000	(22,391)
Royal Dutch Shell PLC, A Shares — ADR	Call	Credit Suisse International	5/13/16	USD	48.46	56,000	(98,081)
TransCanada Corp.	Call	Morgan Stanley & Co. International PLC	5/13/16	CAD	51.70	23,000	(16,951)
Cairn Energy PLC	Call	UBS AG	5/18/16	GBP	1.72	126,500	(56,967)
EQT Corp.	Call	JPMorgan Chase Bank N.A.	5/18/16	USD	66.98	28,400	(113,195)
Cabot Oil & Gas Corp.	Call	Citibank N.A.	5/19/16	USD	23.00	30,000	(44,489)
Royal Dutch Shell PLC, A Shares — ADR	Call	Citibank N.A.	5/20/16	USD	49.41	57,700	(69,096)
Cairn Energy PLC	Call	Credit Suisse International	5/25/16	GBP	1.67	65,000	(33,721)
Cairn Energy PLC	Call	Deutsche Bank AG	6/08/16	GBP	2.17	226,000	(29,649)
Total							$(1,736,609)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of period end, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$37,492,538	—	—	$37,492,538
Oil, Gas & Consumable Fuels	316,416,677	$75,146,893	—	391,563,570
Short-Term Securities	3,369,886	—	—	3,369,886

Total	$357,279,101	$75,146,893	—	$432,425,994

4	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock Energy and Resources Trust (BGR)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(2,692,765)	$(1,984,748)	—	$(4,677,513)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$78,386	—	—	$78,386
Liabilities:
Bank overdraft	—	$(199,661)	—	$(199,661)

Total	$78,386	$(199,661)	—	$(121,275)

During the period ended March 31, 2016, there were no transfers between levels.

MARCH 31, 2016	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Energy and Resources Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Energy and Resources Trust

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Energy and Resources Trust

Date: May 23, 2016